Shareholder Report, Holdings (Details) - C000012453	Mar. 31, 2025
Apple, Inc.None_037833100
Holdings [Line Items]
Percent of Total Investments	7.16%
Broadcom, Inc.None_11135F101
Holdings [Line Items]
Percent of Total Investments	5.95%
Meta Platforms, Inc.NoneA_30303M102
Holdings [Line Items]
Percent of Total Investments	5.77%
Alphabet, Inc.NoneA_02079K305
Holdings [Line Items]
Percent of Total Investments	5.73%
NVIDIA Corp.None_67066G104
Holdings [Line Items]
Percent of Total Investments	5.66%
Amazon.com, Inc.None_023135106
Holdings [Line Items]
Percent of Total Investments	5.36%
Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	5.14%
Visa, Inc.NoneA_92826C839
Holdings [Line Items]
Percent of Total Investments	4.41%
JPMorgan Chase & Co.None_46625H100
Holdings [Line Items]
Percent of Total Investments	3.78%
AbbVie, Inc.None_00287Y109
Holdings [Line Items]
Percent of Total Investments	3.38%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.90%
Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Common Stock
Holdings [Line Items]
Percent of Total Investments	95.60%
InvestmentType_Exchange Traded Fund
Holdings [Line Items]
Percent of Total Investments	4.40%